Commitments and contingencies - Schedule of Future Minimum Purchase Commitments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Acquisition Of Intangible Assets Commitments
Disclosure of contingent liabilities in business combination [line items]
Less than 1 year	$ 18,877
Between 1-5 years	0
After 5 years	0
Contractual commitments for acquisition of intangible assets	18,877
Non-cancelable manufacturing commitments – related parties
Disclosure of contingent liabilities in business combination [line items]
Less than 1 year	50,706
Between 1-5 years	185,778
After 5 years	45,279
Contractual commitments for acquisition of intangible assets	281,763
PS4 license volume commitments – related parties
Disclosure of contingent liabilities in business combination [line items]
Less than 1 year	11,929
Between 1-5 years	55,504
After 5 years	0
Contractual commitments for acquisition of intangible assets	67,433
Logistics service and other third party commitments
Disclosure of contingent liabilities in business combination [line items]
Less than 1 year	4,140
Between 1-5 years	24,866
After 5 years	0
Contractual commitments for acquisition of intangible assets	29,006
Total
Disclosure of contingent liabilities in business combination [line items]
Less than 1 year	85,652
Between 1-5 years	266,148
After 5 years	45,279
Contractual commitments for acquisition of intangible assets	$ 397,079